ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Narrative)	1 Months Ended
	Jan. 31, 2021	Mar. 31, 2021 USD ($) $ / shares shares	Feb. 28, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Feb. 28, 2018 shares
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common Stock, shares authorized | shares				100,000,000		100,000,000
Common Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001		$ 0.0001
Preferred Stock, Shares Authorized | shares				1,000,000		1,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares				$ 0.0001		$ 0.0001
Ensysce Biosciences, Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common Stock, shares authorized | shares		500,000,000	500,000,000	500,000,000		500,000,000	500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.000025		$ 0.000025		$ 0.000025
Preferred Stock, Shares Authorized | shares		50,000,000	50,000,000	50,000,000		50,000,000	50,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.000025		$ 0.000025		$ 0.000025
Business acquisition exchange ratio of common stock issued	0.06585
Deferred transaction costs | $		$ 797,902
Ensysce Biosciences, Inc [Member] | Covistat, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent					79.20%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					19.80%
Ensysce Biosciences, Inc [Member] | Covistat, Inc. [Member] | Unrelated Party [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners					1.00%
Ensysce Biosciences, Inc [Member] | Covistat, Inc. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Common Stock, shares authorized | shares					1,000,000
Common Stock, Par or Stated Value Per Share | $ / shares					$ 0.001
Preferred Stock, Shares Authorized | shares					100,000
Preferred Stock, Par or Stated Value Per Share | $ / shares					$ 0.001